Other Taxes Payable	12 Months Ended
Dec. 31, 2023
Other Taxes Payable [Abstract]
OTHER TAXES PAYABLE

8. OTHER TAXES PAYABLE

As of December 31, 2023 and 2022, other taxes payable consisted of the following:

	December 31, 2023	December 31, 2022
VAT payable	$22,916	$15,266
Income tax payable	2,455	2,505
Business tax payable	2,791	1,319
Others	16	-
	$28,178	$19,090